Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	May 05, 2023	Jan. 02, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Long-term debt	$ 10,700,000			$ 9,000,000	$ 5,000,000
Interest rate risk
Financial risk management
Long-term debt	$ 10,700,000			$ 9,000,000	$ 5,000,000
Percent of long-term debt with fixed interest rate (as a percent)	68.80%			70.00%	80.00%
Percent of long-term debt with variable interest rate (as a percent)	31.20%			30.00%	20.00%
Interest rate risk | Variable interest rate | Top of range
Financial risk management
Interest rate (as a percent)		11.5669%
Interest rate risk | Variable interest rate | Bottom of range
Financial risk management
Interest rate (as a percent)			10.76%